Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 10 - Related Party Transactions

Finance Lease Obligations – Related Party

During the three months ended June 30, 2021 the Company entered into one related party finance lease obligations. See Note 5 for details.

Nexxis Capital LLC

Charles Piluso (Chairman and CEO) and Harold Schwartz (President) collectively own 100% of Nexxis Capital LLC (“Nexxis Capital”). Nexxis Capital was formed to purchase equipment and provide leases to Nexxis Inc.’s customers.

The Company received funds of $3,968 and $0 during the three months ended June 30, 2021 and 2020 respectively.

Note 11 – Related Party Transactions

Finance Lease Obligations – Related Party

During the years ended December 31, 2020 and 2019 the Company entered into three different related party finance lease obligations. See Note 5 for details.

Nexxis Capital LLC

Charles Piluso and Harold Schwartz collectively own 100% of Nexxis Capital LLC (“Nexxis Capital”). Nexxis Capital was formed to purchase equipment and provide leases to Nexxis Inc.’s customers.

The Company received funds of $37,954 and $12,794 during the years ended December 31, 2020 and 2019, respectively.